Non-Cash Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Company's Ordinary Shares	A summary of the changes in the Company’s ordinary shares from December 31, 2018 through December 31, 2020 are as follows.
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2017	257,571	$0.47
Granted	85,513	0.50
Vested	(56,544)	0.47
Forfeited	(1,986)	0.42
Unvested balance as of December 31, 2018	284,554	0.45
Granted	480,677	1.59
Vested	(265,202)	1.09
Forfeited	(7,515)	0.70
Unvested balance as of December 31, 2019	492,514	1.36
Granted	42,412	11.78
Vested	(209,836)	7.10
Forfeited	(117,780)	12.64
Unvested balance as of December 31, 2020	207,310	$9.97

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended December 31, 2020 were as follows:

For the Year Ended December 31,
2020
Expected option life (years)	6.1
Expected volatility	77.4%
Risk-free interest rate	0.4%
Expected dividend yield	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	—	$—		$—
Granted	3,760,210	14.79
Exercised	—	—
Canceled or Forfeited	(73,124)	15.32
Outstanding as of December 31, 2020	3,687,086	13.03	9.59	$9,931
Exercisable as of December 31, 2020	264,106	14.76	9.54	$943
Vested and expected to vest as of December 31, 2020	3,687,086	$13.03	9.59	$9,931

Summary of Activity Related to RSUs	The following table summarizes the activity related to RSUs during the years ended December 31, 2020 and 2019:
	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2019	—	$—
Granted	2,500	17.56
Vested and settled	—	—
Forfeited	—	—
Outstanding as of December 31, 2020	2,500	$17.56

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense related to ordinary shares, share options based awards, and restricted stock units recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Research and development	$2,510	$373	$45
General and administrative	3,694	1,086	69
	$6,204	$1,459	$114